SCHEDULE OF MARKETABLE SECURITIES (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Other Bank balances		$ 13,944
Total		$ 13,944